ENTITIES IN THE GROUP	12 Months Ended
Dec. 31, 2017
Disclosure of information about consolidated structured entities [abstract]
ENTITIES IN THE GROUP
NOTE 25 – ENTITIES IN THE GROUP

Entity	Country
TORM plc	United Kingdom

Investments in subsidiaries ⁸⁾:
Entity	Country	Ownership ⁷⁾
TORM A/S ¹⁾	Denmark	100%
DK Vessel HoldCo GP ApS ¹⁾	Denmark	100%
DK Vessel HoldCo K/S ¹⁾	Denmark	100%
OCM (Gibraltar) Njord Midco Ltd	Gibraltar	100%
OCM Njord Chartering Inc	Marshall Islands	100%
OCM Singapore Njord Holdings Agnes, Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Alice, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Almena, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Amalie, Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Aslaug, Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Harald Pte. Ltd ⁵⁾	Singapore	100%
OCM Singapore Njord Holdings Gorm Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Knut Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Valdemar Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Agnete, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Anabel, Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Arawa Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Leif Pte. Ltd ⁶⁾	Singapore	100%
OCM Singapore Njord Holdings Rolf Pte. Ltd ⁵⁾	Singapore	100%

Investments in subsidiaries ⁸⁾ - continued:
Entity	Country	Ownership ⁷⁾
OCM Holdings Mrs Inc.	Marshall Islands	100%
OCM Njord Anne Inc.	Marshall Islands	100%
OCM Njord Freya Inc.	Marshall Islands	100%
OCM Njord Gerd Inc.	Marshall Islands	100%
OCM Njord Gertrud Inc.	Marshall Islands	100%
OCM Njord Gunhild Inc.	Marshall Islands	100%
OCM Njord Helene Inc.	Marshall Islands	100%
OCM Njord Helvig Inc.	Marshall Islands	100%
OCM Njord Ingeborg Inc.	Marshall Islands	100%
OCM Njord Mary Inc.	Marshall Islands	100%
OCM Njord Ragnhild Inc.	Marshall Islands	100%
OCM Njord Thyra Inc.	Marshall Islands	100%
OCM Njord Valborg Inc.	Marshall Islands	100%
OCM Njord Vita Inc.	Marshall Islands	100%
OMI Holding Ltd. ¹⁾ ⁶⁾	Mauritius	100%
Torghatten & TORM Shipowning ApS ¹⁾ ⁵⁾	Denmark	100%
TORM Brasil Consultoria em Transporte Maritimo LTDA. ¹⁾ ⁴⁾	Brazil	100%
TORM Crewing Service Ltd.¹⁾	Bermuda	100%
TORM Shipping India Private Limited ¹⁾	India	100%
TORM Singapore Pte. Ltd. ¹⁾	Singapore	100%
TORM USA LLC ¹⁾	USA	100%
TT Shipowning K/S ¹⁾ ⁵⁾	Denmark	100%
VesselCo 1 K/S ¹⁾	Denmark	100%

Investments in subsidiaries ⁸⁾ - continued:
Entity	Country	Ownership ⁷⁾
VesselCo 2 Pte. Ltd. ¹⁾[4]⁾	Singapore	100%
VesselCo 3 K/S ¹⁾	Denmark	100%
VesselCo 4 Pte. Ltd. ¹⁾[4]⁾	Singapore	100%
VesselCo 5 K/S ¹⁾ ³⁾	Denmark	100%
VesselCo 6 Pte. Ltd.¹⁾	Singapore	100%
VesselCo 7 Pte. Ltd. ¹⁾	Singapore	100%
VesselCo 8 Pte. Ltd. ¹⁾	Singapore	100%
VesselCo 9 Pte. Ltd. ²⁾	Singapore	100%
VesselCo 10 Pte. Ltd. ²⁾	Singapore	100%
VesselCo 11 Pte. Ltd. ²⁾	Singapore	100%
VesselCo 12 Pte. Ltd. ³⁾	Singapore	100%
TORM Shipping (Phils.), Inc. ¹⁾	Philippines	25%
VesselCo A ApS ¹⁾	Denmark	100%
VesselCo C ApS ¹⁾	Denmark	100%
VesselCo E ApS ³⁾	Denmark	100%

1) Entities added in the financial year ended 31 December 2015.
2) Entities added in the financial year ended 31 December 2016.
3) Entities added in the financial year ended 31 December 2017.
4) Entities dissolved in the financial year ended 31 December 2015.
5) Entities dissolved in the financial year ended 31 December 2016.
6) Entities dissolved in the financial year ended 31 December 2017.
7) For all subsidiaries, ownership and voting rights are the same except for TORM SHIPPING (PHILS.) INC where voting rights are 100%.
8) All subsidiaries are consolidated in full.

The table below shows the registered addresses for the companies mentioned above:

Denmark	India	Philippines	Singapore
Tuborg Havnevej 18,	2nd Floor	7th Floor	6 Battery Road #27-02
DK-2900 Hellerup	Leela Business Park	Salcedo Towers, 169	Singapore 049909
Denmark	Andheri-Kurla Road	HV dela Costa Street	Singapore
	Andheri (E)	Salcedo Village,
	Mumbai 400059	Makati City
	India	Philippines 1227

United Kingdom	USA	Marshall Islands	Mauritius
Birchin Court	Suite 710	c/o The Trust	c/o Temple Corporate
20 Birchin Lane	2500 City West	Company of	Services
London, EC3V 9DU	Boulevard	Marshall Islands, Inc.	Temple Court 2,
United Kingdom	77042, Houston , Texas	P.O. Box 2095	Labourdonnais Street
	USA	Reston VA 20195-0095	Port Louis
		USA	Mauritius

Bermuda	Gibraltar	Brazil
c/o Estera Services	57/63 Line Wall Road	Avenida Rio Branco
(Bermuda Limited)	GX11 1AA	01-1201
Canon's Court	Gibraltar	CEP 200090-003
22 Victoria Street		Rio de Janeiro
PO Box 1624		Brazil
Hamilton HM GX
Bermuda

Interest in legal entities included as joint ventures:
			2017
Entity	Country	% Control	Profit and loss from continuing operations	Other compre-hensive income	Total compre-hensive income
Long Range 2 A/S	Denmark	50%	-	-	-
LR2 Management K/S	Denmark	50%	-	-	-

For registered addresses, please refer to the table above.